Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Fees	Total Payments
McCoy-Cove Mine
Total		$ 451,401	$ 451,401
Ruby Hill Mine
Total	$ 182,633	192,045	374,678
Granite Creek Mine
Total	35,102	53,295	88,397
FAD Project
Total	1,376	31,200	32,576
Lone Tree Mine
Total	$ 194,804	142,242	337,046
Argenta Mine
Total		$ 64,484	$ 64,484